Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUES	$ 344,272	$ 149,569	$ 738,527	$ 1,376,063
Devices
REVENUES	139,478	62,210
Applicators - new and refurbished
REVENUES	97,939	72,040
Distribution license
REVENUES	63,334	0
License fees
REVENUES	20,782	6,250
Warranty and repair
REVENUES	10,269	0
Other
REVENUES	3,452	2,504
Freight billed
REVENUES	9,018	6,565
United States
REVENUES	122,697	6,250
United States | Devices
REVENUES	106,447	0
United States | Applicators - new and refurbished
REVENUES	10,000	0
United States | Distribution license
REVENUES	0	0
United States | License fees
REVENUES	6,250	6,250
United States | Warranty and repair
REVENUES	0	0
United States | Other
REVENUES	0	0
United States | Freight billed
REVENUES	0	0
International
REVENUES	221,575	143,319
International | Devices
REVENUES	33,031	62,210
International | Applicators - new and refurbished
REVENUES	87,939	72,040
International | Distribution license
REVENUES	63,334	0
International | License fees
REVENUES	14,532	0
International | Warranty and repair
REVENUES	10,269	0
International | Other
REVENUES	3,452	2,504
International | Freight billed
REVENUES	$ 9,018	$ 6,565